EVENTS SINCE THE BALANCE SHEET DATE (Details) - GBP (£)		12 Months Ended
	Jan. 31, 2022	Dec. 31, 2021
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Share repurchase program, authorised amount	£ 2,000,000,000
Major ordinary share transactions | Embark Group Limited
Disclosure of non-adjusting events after reporting period [line items]
Minimum period non-controlling interest will retain ownership interest	2 years
Proportion of ownership interests held by non-controlling interests (in percent)	0.50%
Major ordinary share transactions | Embark Group Limited | Employee
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)	6,457
Percentage of share capital issued in period (in percent)	0.50%
Proceeds from issuing shares	£ 2,000,000
Embark Group Limited
Disclosure of non-adjusting events after reporting period [line items]
Acquisition-related costs for transaction		£ 10,000,000
Embark Group Limited | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired (in percent)	100.00%
Cash transferred	£ 377,000,000
Net assets acquired	55,000,000
Cash at bank recognised as of acquisition date	43,000,000
Identifiable intangible assets recognised as of acquisition date	29,000,000
Other receivables recognised as of acquisition date	£ 3,000,000